Consolidated Statement of Operations (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011
Sales of product	$ 5,889,363	$ 0	$ 2,737,842	$ 0
Cost of sales and other direct production costs	5,045,815	0	2,132,880	0
Gross profit	843,548	0	604,962	0
Other operating expenses:
Exploration	25,218	90,896	113,483	949,022
Salaries & consulting fees	320,935	233,407	1,411,379	1,195,968
General and administrative	153,424	143,079	781,199	699,613
Legal and audit	212,176	74,147	282,154	260,470
Travel and accommodation	26,390	50,473	231,555	142,515
Depreciation	6,632	3,509	16,709	51,919
Loss (gain) on disposal of equipment	(430)	0	959	(112)
Asset retirement obligation accretion	27,627	(3,046)	139,673	3,046
Total other operating expenses	771,972	592,465	2,977,111	3,302,441
Income (loss) from operations	71,576	(592,465)	(2,372,149)	(3,302,441)
Other (income) expense:
Foreign exchange loss	(19,400)	(28,749)	190,551	6,447
Loss on modification of debt	(417,776)	0	1,590,321	0
Realized loss on securities			0	75,772
Interest income	(1,498)	(66)	(11,159)	(2,101)
Interest expense, net of capitalized interest	889,401	19,811	979,510	1,040
Total other (income) expense	450,727	(9,004)	2,749,223	81,158
Loss from continuing operations			(5,121,372)	(3,383,599)
Discontinued operations:
Loss from discontinued operations			0	(29,244)
Gain on sale of discontinued operations			0	664,952
Income from discontinued operations			0	635,708
Net loss	$ (379,151)	$ (583,461)	$ (5,121,372)	$ (2,747,891)
Basic and diluted income (loss) per share:
Loss from continuing operations			$ (0.03)	$ (0.04)
Income from discontinued operations				$ 0.01
Total loss per share			$ (0.03)	$ (0.03)
Basic and diluted weighted average number of common shares outstanding	194,103,382	141,980,549	181,395,836	90,075,261